Contingencies, Commitments and Guarantees (details) - Gain Contingencies (USD $) In Millions, unless otherwise specified	0 Months Ended	38 Months Ended			0 Months Ended		6 Months Ended	12 Months Ended
	Oct. 25, 2010 United States Fidelity & Guaranty Company v. American Re-Insurance Company, et al. [Member] item	Dec. 31, 2013 United States Fidelity & Guaranty Company v. American Re-Insurance Company, et al. [Member]	Nov. 30, 2013 United States Fidelity & Guaranty Company v. American Re-Insurance Company, et al. [Member] item	Feb. 07, 2013 United States Fidelity & Guaranty Company v. American Re-Insurance Company, et al. [Member] item	Nov. 11, 2013 Safeco Insurance Company of America, et al v American International Group, Inc, et al [Member]	Jun. 26, 2013 Safeco Insurance Company of America, et al v American International Group, Inc, et al [Member]	Nov. 30, 2013 Safeco Insurance Company of America, et al v American International Group, Inc, et al [Member]	Dec. 31, 2013 Safeco Insurance Company of America, et al v American International Group, Inc, et al [Member]	Mar. 27, 2012 Safeco Insurance Company of America, et al v American International Group, Inc, et al [Member] item	Jul. 26, 2011 Safeco Insurance Company of America, et al v American International Group, Inc, et al [Member]
Gain Contingencies
Number of other reinsurers beside American Re against which judgment was entered in a reinsurance dispute	3
Total settlement amount	$ 420	$ 466
Interest amount included in settlement award	169	228
Initial settlement amount	251	238
Interest rate accruing on judgment not yet paid	9.00%	9.00%
Number of discrete issues modified in part by the summary judgment in reinsurance dispute				2
Number of reinsurers with whom the Company has reached a settlement agreeement			1
Number of parties who objected to the settlement and filed notices of appeal in workers' compensation matter									3
Preliminary class settlement amount approved by court in workers' compensation matter, amount payable by defendants										450
Payment received from settlement fund					2	91	93
Percentage of Company's allocated settlement received in workers' compensation matter					2.00%	98.00%
Amount of settlement fund payment received that was remitted to another insurer								2
Net gain reported in other revenues in the consolidated statement of income								$ 91